UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	10/31/2013

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 15.5%
Bank of Montreal	0.252%	(a)	06/18/14	5,000	$ 5,000,000
Bank of Montreal	0.304%	(a)	11/15/13	1,000	1,000,012
Bank of Nova Scotia	0.252%	(a)	06/19/14	4,000	4,000,000
Bank of Nova Scotia	0.473%	(a)	11/18/13	3,000	3,000,298
Bank of Nova Scotia	0.765%	(a)	02/10/14	1,600	1,602,014
Bank of Nova Scotia	0.814%	(a)	01/27/14	4,000	4,004,879
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.120%		11/05/13	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.210%		01/10/14	5,000	5,000,000
Branch Banking & Trust Co.	0.140%		11/01/13	6,000	6,000,000
Caisse Centrale Desjardins du Quebec, 144A	0.258%	(a)	10/23/14	7,000	7,000,000
Canadian Imperial Bank of Commerce	0.254%	(a)	06/13/14	5,000	5,000,000
Deutsche Bank AG	0.230%		02/28/14	1,000	1,000,000
DNB Bank ASA	0.255%		01/24/14	5,000	4,999,942
JPMorgan Chase Bank NA	0.200%		11/18/13	3,000	3,000,000
JPMorgan Chase Bank NA	0.288%	(a)	07/31/14	3,500	3,500,000
JPMorgan Chase Bank NA	0.330%		02/18/14	2,000	2,000,000
National Australia Bank Ltd.	1.494%	(a)	01/17/14	3,000	3,008,289
Norinchukin Bank	0.230%		11/06/13	2,000	2,000,017
Rabobank Nederland	0.323%	(a)	01/06/14	2,000	2,000,611
Royal Bank of Canada	0.274%	(a)	10/17/14	5,000	5,000,000
Royal Bank of Canada	0.310%	(a)	01/25/14	1,000	1,000,000
Royal Bank of Canada	0.544%	(a)	04/17/14	2,000	2,002,757
Societe Generale SA	0.180%		11/07/13	2,000	2,000,000
Sumitomo Mitsui Banking Corp.	0.230%		01/13/14	5,000	5,000,000
Toronto Dominion Bank	0.220%		11/22/13	5,000	5,000,000
Toronto Dominion Bank	0.250%	(a)	07/26/14	2,000	2,000,000
Wells Fargo Bank NA	0.174%	(a)	12/06/13	4,000	4,000,000
Wells Fargo Bank NA	0.210%		03/27/14	3,000	3,000,000
Wells Fargo Bank NA	0.223%	(a)	08/20/14	2,000	2,000,000
Wells Fargo Bank NA	0.227%	(a)	07/11/14	1,000	1,000,000

					105,118,819

COMMERCIAL PAPER — 19.9%
ABN AMRO Funding USA LLC, 144A	0.280%	(b)	01/06/14	1,000	999,487
ABN AMRO Funding USA LLC, 144A	0.280%	(b)	01/07/14	4,000	3,997,916
BHP Billiton Finance USA Ltd., 144A	0.150%	(b)	01/23/14	4,000	3,998,617
Commonwealth Bank of Australia, 144A	0.240%	(b)	12/23/13	6,000	5,997,920
CPPIB Capital, Inc., 144A	0.150%	(b)	11/20/13	1,000	999,921
CPPIB Capital, Inc., 144A	0.180%	(b)	01/16/14	5,000	4,998,100
DNB Bank ASA, 144A	0.200%	(b)	11/04/13	3,000	2,999,950
DNB Bank ASA, 144A	0.257%	(a)	06/11/14	2,000	2,000,000
DNB Bank ASA, 144A	0.266%	(a)	09/10/14	2,000	2,000,000
DNB Bank ASA, 144A	0.321%	(a)	01/22/14	2,000	2,000,000
Electricite de France, 144A	0.160%	(b)	11/25/13	4,000	3,999,573
Electricite de France, 144A	0.200%	(b)	01/10/14	3,000	2,998,833
GDF SUEZ, 144A	0.200%	(b)	12/02/13	4,000	3,999,311
Glaxosmithkline Finance PLC, 144A	0.110%	(b)	11/21/13	6,000	5,999,633
Glaxosmithkline Finance PLC, 144A	0.250%	(b)	12/12/13	7,000	6,998,007
HSBC Bank PLC, 144A	0.318%	(a)	01/31/14	5,000	5,000,000
IFC Discount Note	0.060%	(b)	11/19/13	3,000	2,999,910
ING (U.S.) Funding LLC	0.200%	(b)	12/12/13	3,000	2,999,317
International Bank for Reconstruction & Development	0.100%	(b)	01/16/14	8,000	7,998,311
JPMorgan Securities LLC, 144A	0.300%	(b)	04/21/14	4,000	3,994,300
Monsanto Co., 144A	0.270%	(b)	01/17/14	5,000	4,997,113
National Oil Well Varco, Inc., 144A	0.120%	(b)	11/25/13	2,000	1,999,840
Nordea Bank AB, 144A	0.230%	(b)	11/21/13	1,000	999,872
Nordea Bank AB, 144A	0.245%	(b)	01/24/14	3,000	2,998,285
Nordea Bank AB, 144A	0.250%	(b)	02/18/14	1,000	999,243

Philip Morris International, Inc., 144A	0.150%	(b)	01/13/14	2,000	1,999,392
PNC Bank NA	0.240%		02/10/14	3,000	3,000,000
PNC Bank NA	0.280%		01/28/14	5,000	5,000,000
PSP Capital, Inc., 144A	0.130%	(b)	01/06/14	2,000	1,999,523
PSP Capital, Inc., 144A	0.140%	(b)	11/18/13	2,000	1,999,868
PSP Capital, Inc., 144A	0.200%	(b)	12/11/13	3,000	2,999,333
Quebec (Province of), 144A	0.150%	(b)	01/06/14	3,000	2,999,175
Sanofi Aventis, 144A	0.110%	(b)	12/30/13	6,000	5,998,918
Schulumberger Investment SA, 144A	0.160%	(b)	12/05/13	10,000	9,998,489
Skandinaviska Enskilda Banken AB, 144A	0.210%	(b)	01/03/14	4,000	3,998,530
Swedbank AB	0.210%	(b)	12/12/13	5,000	4,998,804
Toronto Dominion Holdings USA, Inc., 144A	0.250%	(b)	02/18/14	1,000	999,243

					134,964,734

OTHER CORPORATE OBLIGATIONS — 11.1%
General Electric Capital Corp., MTN	0.514%	(a)	09/15/14	2,000	2,004,709
General Electric Capital Corp., MTN	0.759%	(a)	02/06/14	2,455	2,458,148
General Electric Capital Corp., MTN	1.093%	(a)	01/07/14	4,000	4,006,321
HSBC Bank PLC, 144A	1.044%	(a)	01/17/14	7,730	7,741,650
International Bank for Reconstruction & Development	0.500%		11/26/13	3,000	3,000,734
Metlife Institututional Funding II, 144A	0.314%	(a)	01/10/14	2,000	2,000,000
Metropolitan Life Global Funding, Inc., 144A	0.994%	(a)	01/10/14	3,000	3,003,890
Mizuho Bank Ltd.	0.210%		11/14/13	2,000	2,000,022
National Australia Bank Ltd., 144A	0.966%	(a)	11/08/13	600	600,077
National Australia Bank Ltd., 144A	1.020%	(a)	12/10/13	2,000	2,001,662
National Australia Bank Ltd., 144A	1.700%		12/10/13	3,000	3,004,789
New York Life Global Funding, 144A	1.850%		12/13/13	5,000	5,008,641
Principal Life Global Funding II, 144A	0.412%	(a)	09/19/14	3,000	3,004,535
Principal Life Global Funding II, 144A	0.868%	(a)	07/09/14	4,000	4,018,014
Royal Bank of Canada	0.300%	(a)	03/26/14	2,000	2,000,000
Svenska Handelsbanken AB	0.210%		12/06/13	7,000	7,000,034
Toronto Dominion Bank	0.544%	(a)	07/14/14	3,000	3,006,801
Total Capital Canada Ltd.	0.624%	(a)	01/17/14	3,000	3,002,640
Toyota Motor Credit Corp., MTN	0.243%	(b)	10/08/14	3,000	3,000,000
Toyota Motor Credit Corp., MTN	0.258%	(a)	12/09/13	3,000	3,000,000
Toyota Motor Credit Corp., MTN	0.259%	(a)	04/07/14	6,000	6,000,000
Toyota Motor Credit Corp., MTN	0.644%	(a)	01/17/14	1,400	1,401,381
Wal-Mart Stores, Inc.	5.403%	(a)	06/01/14	3,000	3,089,866

					75,353,914

TIME DEPOSITS — 4.4%
Australia & New Zealand Banking Group Ltd.	0.250%		11/12/13(d)	8,000	8,000,000
Australia & New Zealand Banking Group Ltd.	0.250%		01/03/14(d)	5,000	5,000,000
U.S. Bank National Association	0.150%		11/01/13	11,000	11,000,000
U.S. Bank National Association	0.150%		11/07/13	6,000	6,000,000

					30,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.3%
Federal Farm Credit Bank	0.134%	(a)	05/12/14	2,955	2,955,260
Federal Home Loan Bank	0.030%	(b)	11/27/13	1,000	999,978
Federal Home Loan Bank	0.036%	(a)	12/11/13	4,000	3,999,454
Federal Home Loan Bank	0.038%	(b)	11/14/13	7,000	6,999,910
Federal Home Loan Bank	0.040%	(b)	01/27/14	2,000	1,999,807
Federal Home Loan Bank	0.041%	(b)	12/26/13	5,000	4,999,672
Federal Home Loan Bank	0.046%	(b)	12/27/13	7,000	6,999,510
Federal Home Loan Bank	0.056%	(b)	01/02/14	15,000	14,998,373
Federal Home Loan Bank	0.058%	(a)	01/27/14	2,000	1,999,717
Federal Home Loan Bank	0.060%	(b)	01/24/14	12,000	11,998,320
Federal Home Loan Bank	0.068%	(b)	01/03/14	5,000	4,999,694

Federal Home Loan Bank	0.072%	(b)	03/26/14	7,000	6,997,970
Federal Home Loan Bank	0.075%	(b)	11/08/13	1,000	999,985
Federal Home Loan Bank	0.085%	(b)	11/13/13	3,500	3,499,907
Federal Home Loan Bank	0.089%	(a)	08/15/14	7,000	6,997,195
Federal Home Loan Bank	0.090%		11/26/13 - 01/30/14	6,000	5,999,754
Federal Home Loan Bank	0.094%	(a)	01/17/14	9,000	8,999,822
Federal Home Loan Bank	0.100%		11/01/13 - 12/20/13	13,000	12,999,820
Federal Home Loan Bank	0.100%	(b)	02/07/14	3,000	2,999,183
Federal Home Loan Bank	0.101%	(a)	06/18/14	4,000	4,000,000
Federal Home Loan Bank	0.114%	(a)	05/09/14 - 08/12/14	10,000	9,999,752
Federal Home Loan Bank	0.118%	(a)	08/19/14 - 12/08/14	15,000	14,999,830
Federal Home Loan Bank	0.121%	(a)	11/26/13 - 03/26/15	8,000	7,999,945
Federal Home Loan Bank	0.126%	(a)	04/04/14	4,000	3,999,915
Federal Home Loan Bank	0.132%	(a)	02/28/14	5,000	4,999,547
Federal Home Loan Bank	0.136%	(a)	11/13/13	3,000	3,000,000
Federal Home Loan Bank	0.140%	(a)	05/23/14	2,000	2,000,287
Federal Home Loan Bank	0.141%	(a)	11/26/13	4,000	4,000,000
Federal Home Loan Bank	0.250%		02/14/14	6,500	6,503,487
Federal Home Loan Bank	0.280%		11/04/13	3,000	3,000,041
Federal Home Loan Bank	3.125%		12/13/13	1,155	1,159,052
Federal Home Loan Mortgage Corp.	0.110%	(b)	01/21/14	10,000	9,997,525
Federal Home Loan Mortgage Corp.	0.375%		11/27/13	6,000	6,000,963
Federal National Mortgage Association	0.079%	(b)	11/13/13	5,000	4,999,868

					199,103,543

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bills	0.043%	(b)	01/30/14	16,000	15,998,200
U.S. Treasury Notes	0.125%		12/31/13	2,000	2,000,241
U.S. Treasury Notes	0.250%		01/31/14 - 03/31/14	32,000	32,016,423
U.S. Treasury Notes	0.500%		11/15/13	6,000	6,000,939
U.S. Treasury Notes	1.250%		02/15/14 - 03/15/14	16,000	16,061,609
U.S. Treasury Notes	1.500%		12/31/13	3,000	3,006,934
U.S. Treasury Notes	1.750%		01/31/14 - 03/31/14	15,000	15,068,301

					90,152,647

REPURCHASE AGREEMENT(c) — 6.6%
Deutsche Bank Securities, Inc. 0.12%, dated 10/31/13, due 11/01/13 in the amount of $44,517,148				44,517	44,517,000

TOTAL INVESTMENTS — 100.1% (amortized cost $679,210,657)(e)					679,210,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%					(388,432)

NET ASSETS — 100.0%					$678,822,225

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreement is collateralized by GNMA (coupon rate 4.000%, maturity date 05/20/42) with the aggregate value, including accrued interest of $45,407,340.

(d)	Indicates a security or securities that have been deemed illiquid.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$105,118,819	$—
Commercial Paper	—	134,964,734	—
Other Corporate Obligations	—	75,353,914	—
Time Deposits	—	30,000,000	—
U.S. Government Agency Obligations	—	199,103,543	—
U.S. Treasury Obligations	—	90,152,647	—
Repurchase Agreement	—	44,517,000	—

Total	$—	$679,210,657	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Directors. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may by delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 19, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 19, 2013

*	Print the name and title of each signing officer under his or her signature.